united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1. Reports to Stockholders.

TOEWS TACTICAL GROWTH ALLOCATION FUND
TOEWS TACTICAL INCOME FUND
TOEWS TACTICAL OCEANA FUND
TOEWS TACTICAL MONUMENT FUND
TOEWS TACTICAL OPPORTUNITY FUND
TOEWS UNCONSTRAINED INCOME FUND
TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Report
October 31, 2019

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.toewscorp.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent severe losses during bear market cycles. As a consequence, risk abatement strategies are desirable for investors who have a limited ability tolerate losses. The objectives of our strategies are to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our investment strategies enter and exit markets based on asset price movements. When our system indicates that prices are rising, asset classes remain fully invested, and we attempt to participate in the movement of the target asset class of each Fund (defined in Notes). At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits a market for a certain asset class, it remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The greater the decline, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts tend to track their respective market indices efficiently. Due to arbitrage and other factors, there is no material impact on a Fund’s performance, either positive or negative, from the use of futures contracts versus holding individual equities and/or ETFs. Additionally, some Funds use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower a Fund’s performance.

Each exit out of the market creates a possible market underperformance event. If the system becomes completely defensive and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a defensive posture is implemented. The greater the number of incidents of moving in/out of a market during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the Funds underperform their respective benchmarks. Ideal investors for the Funds are those for whom risk management is paramount.

During the six-month period ended October 31, 2019, the Funds trailed each of their respective benchmarks. For the same reasons that our strategies can be effective, they can trail benchmarks in the short-term. The Funds saw an exit and a re-entry into the markets during the past six months. As a result, in part, of this short-term exit and re-entry, the Funds trailed each of their respective benchmarks during the period.

Six-Month Performance as of 10-31-2019
Fund	Net Assets	Fund Return*	Benchmark Return	Benchmark
Toews Tactical Growth Allocation Fund	$17,223,870	-2.52%	4.16%	S&P 500 TR
Toews Tactical Income Fund	$543,317,581	0.03%	2.64%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Tactical Oceana Fund	$28,935,063	-2.44%	3.35%	MSCI EAFE Net
Toews Tactical Monument Fund	$25,536,229	-1.09%	4.16%	S&P 500 TR
Toews Tactical Opportunity Fund	$38,276,047	-5.08%	-0.85% 0.10%	Morningstar US Small Cap TR S&P 400 TR
Toews Unconstrained Income Fund	$63,360,422	2.11%	5.71%	Bloomberg Barclays Aggregate Bond Index
Toews Tactical Defensive Alpha Fund	$120,228,050	2.32%	4.16%	S&P 500 TR

*	Past performance is not indicative of future results

Our Outlook

We believe that stocks and high yield bonds have been overvalued from a historical perspective, but are currently in an uptrend that has created positive momentum that may well continue through the remainder of this year and into 2020. Intermediate or long-term visibility is challenging, however, due to the number of unknowns that may significantly affect market prices. These include elections and the ultimate resolution of trade negotiations. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. When markets decline, depending on strategy, the Funds can exchange their market exposure for defensive assets like money market securities, bond funds, and/or low volatility stocks. If the objective of the Funds is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even after the market lost money or moved sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that may help protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system has been built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Portfolio Manager

Prior performance is no guarantee of future results. There can be no assurance, and individuals should not assume, that future performance of any of the portfolios referenced will be comparable to past performance. There can be no assurance that Toews will achieve its performance objectives.

This letter may include forward-looking statements. All statements other than statements of historical fact are forward-looking statements (including words such as “believe,” “estimate,” “anticipate,” “may,” “will,” “should,” and “expect”). Although we believe that the expectations reflected in such forward-looking statements are reasonable, we can give no assurance that such expectations will prove to be correct. Various factors could cause actual results or performance to differ materially from those discussed in such forward-looking statements.

This letter is intended to provide general information only and should not be construed as an offer of specifically-tailored individualized advice. Please contact your investment adviser, accountant, and/or attorney for advice appropriate to your specific situation.

Investors cannot invest directly in an index.

Definitions:

A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

“Long Only” investing is the buying of a security such as a stock, commodity, or currency, with the expectation that the asset will rise in value.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Merrill Lynch High Yield U.S. Corporates Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

Morningstar US Small Cap TR Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Bloomberg Barclays Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. You cannot invest directly in an index.

For additional information about Toews, including fees and services, send for our disclosure statement as set forth on Form ADV by contacting Toews at Toews Corporation, 1750 Zion Road, Suite 201, Northfield, NJ 08225-1844 or (877) 863-9726. 8138-NLD-12/3/2019

1725568/063020 MK

Toews Tactical Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

Total Returns as of October 31, 2019
			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Tactical Growth Allocation Fund	(2.52)%	7.81%	0.63%	2.26%
S&P 500 Total Return Index	4.16%	14.33%	10.78%	13.68%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.76% of average net assets, per the Fund’s prospectus dated August 31, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2019
Percent of
Net Assets
Exchange Traded Funds	77.4%
Mutual Funds	6.6%
Options Purchased	0.1%
Cash and Other Assets Less Liabilities	15.9%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

Total Returns as of October 31, 2019
			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Tactical Income Fund	0.03%	5.84%	3.42%	5.32%
BofA Merrill Lynch High Yield Cash Pay Index	2.64%	8.36%	5.17%	7.33%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.53% of average net assets, per the Fund’s prospectus dated August 31, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2019
Percent of
Net Assets
Exchange Traded Funds	65.2%
Mutual Funds	33.9%
Cash and Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Oceana Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

Total Returns as of October 31, 2019
			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Tactical Oceana Fund	(2.44)%	7.67%	0.10%	(0.73)%
The MSCI EAFE Index	3.35%	11.04%	4.31%	7.00%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.46% of average net assets, per the Fund’s prospectus dated August 31, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2019
Percent of
Net Assets
Exchange Traded Fund	79.5%
Options Purchased	0.1%
Cash and Other Assets Less Liabilities	20.4%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Monument Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

Total Returns as of October 31, 2019
			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Tactical Monument	(1.09)%	13.72%	2.05%	5.31%
S&P 500 Total Return Index	4.16%	14.33%	10.78%	14.14%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.52% of average net assets, per the Fund’s prospectus dated August 31, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2019
Percent of
Net Assets
Exchange Traded Fund	79.3%
Options Purchased	0.1%
Cash and Other Assets Less Liabilities	20.6%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

Total Returns as of October 31, 2019
			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Tactical Opportunity Fund	(5.08)%	5.55%	(1.89)%	2.29%
Morningstar Small Cap Index	(0.85)%	6.45%	7.04%	11.87%

*	Commencement of operations is June 4, 2010.

The Morningstar Small Cap Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.44% of average net assets of average net assets, per the Fund’s prospectus dated August 31, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2019
Percent of
Net Assets
Exchange Traded Fund	79.9%
Options Purchased	0.2%
Cash and Other Assets Less Liabilities	19.9%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

Total Returns as of October 31, 2019
			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Unconstrained Income Fund	2.11%	7.26%	2.36%	2.67%
Bloomberg Barclays Aggregate U.S. Bond Index	5.71%	11.51%	3.24%	3.62%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.53% of average net assets of average net assets, per the Fund’s prospectus dated August 31, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2019
Percent of
Net Assets
Exchange Traded Funds	83.5%
Mutual Funds	16.6%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

Total Returns as of October 31, 2019
			Annualized
				Since
	Six Months	1 Year	3 Year	Inception*
Toews Tactical Defensive Alpha Fund	2.32%	13.43%	8.56%	9.58%
S&P 500 Total Return Index	4.16%	14.33%	14.91%	14.73%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.29% of average net assets of average net assets, per the Fund’s prospectus dated August 31, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2019
Percent of
Net Assets
Exchange Traded Fund	79.8%
Options Purchased	0.2%
Cash and Other Assets Less Liabilities	20.0%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Growth Allocation Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 77.4%
	DEBT FUNDS - 77.4%
12,786	iShares iBoxx $ High Yield Corporate Bond ETF				$1,109,953
11,178	SPDR Bloomberg Barclays High Yield Bond ETF				1,209,348
136,000	Vanguard Short-Term Bond ETF				11,011,920
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,307,816)				13,331,221

	MUTUAL FUNDS - 6.6%
	DEBT FUNDS - 6.6%
2	AB High Income Fund, Inc. - Advisor Class				15
4	Aberdeen Global High Income Fund - Class I				33
4	America Century High Income Fund - Class I				35
4	America High-Income Trust - Class F-3				37
146,676	BlackRock High Yield Bond Portfolio - Institutional Class				1,125,008
1	BMO High Yield Bond Fund - Class I				14
4	BNY Mellon High Yield Fund - Class I				28
4	Delaware Fund For Income Fund - Class R6				10
2	Eaton Vance Income Fund of Boston - Institutional Class				12
2	Hartford High Yield Fund - Class Y				16
4	JPMorgan High Yield Fund - Class I				27
3	Loomis Sayles High Income Fund - Class Y				11
4	Lord Abbett High Yield Fund - Class I				29
3	MainStay MacKay High Yield Corporate Bond Fund - Class I				16
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I				17
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I				28
2	Nuveen High Income Bond Fund - Class I				18
4	Payden High Income Fund - Investor Class				23
3	Putnam High Yield Fund - Class Y				17
2	TIAA-CREF Bond Fund - Institutional Class				18
3	TIAA-CREF High Yield Fund - Institutional Class				31
2	Transamerica High Yield Bond Fund - Class I				20
1	Virtus Seix High Yield Fund - Class I				11
	TOTAL MUTUAL FUNDS (Cost - $1,125,478)				1,125,474

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
73	S&P 500 E-mini	December 2019	$2,640.00	$9,636,000	17,155
18	S&P 500 E-mini	December 2019	2,680.00	2,412,000	5,310
	TOTAL OPTIONS PURCHASED (Cost - $41,575)				22,465
	TOTAL INVESTMENTS - 84.1% (Cost - $14,474,869)				$14,479,160
	CASH AND OTHER ASSETS LESS LIABILITIES - 15.9%				2,744,710
	NET ASSETS - 100.0%				$17,223,870

OPEN FUTURES CONTRACTS

Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	October 31, 2019	Value	Unrealized Appreciation
55	MSCI EAFE Index E-Mini	December 2019	$5,382,300	$89,437	$89,437
7	Nasdaq 100 E-Mini	December 2019	1,132,635	22,519	22,519
33	Russell 2000 E-Mini	December 2019	2,579,610	32,832	32,832
16	S&P 500 E-Mini	December 2019	2,428,640	31,508	31,508
13	S&P Midcap 400 E-Mini	December 2019	2,541,500	17,448	17,448
	TOTAL FUTURES CONTRACTS				$193,744

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 65.2%
	DEBT FUNDS - 65.2%
17,000	iShares Broad USD High Yield Corporate Bond ETF				$691,900
1,937,000	iShares iBoxx $ High Yield Corporate Bond ETF				168,150,970
1,589,800	SPDR Bloomberg Barclays High Yield Bond ETF				172,000,462
169,600	VanEck Vectors Fallen Angel High Yield Bond ETF				4,964,192
168,280	Xtrackers USD High Yield Corporate Bond ETF				8,398,855
	TOTAL EXCHANGE TRADED FUNDS (Cost - $354,656,946)				354,206,379

	MUTUAL FUNDS - 33.9%
	DEBT FUNDS - 33.9%
2	AB High Income Fund, Inc. - Advisor Class				20
4	Aberdeen Global High Income Fund - Class I				30
4	America Century High Income Fund - Class I				41
4	American High -Income Trust - Class F3				43
23,076,923	BlackRock High Yield Bond Portfolio - Institutional Class				177,000,000
2	BMO High Yield Bond Fund - Class I				17
5	BNY Mellon High Yield Fund - Class I				29
4	Delaware Fund For Income Fund - Class R6				9
261,533	DWS High Income Fund - Institutional Class				1,244,895
1	Eaton Vance Income Fund of Boston - Institutional Class				8
3	Hartford High Yield Fund - Class Y				20
4	JPMorgan High Yield Fund - Class I				29
2	Loomis Sayles High Income Fund - Class Y				9
4	Lord Abbett High Yield Fund - Class I				33
3	MainStay MacKay High Yield Corporate Bond Fund - Class I				16
3	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I				23
4	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I				37
1	Nuveen High Income Bond Fund - Class I				8
36,077	Nuveen Symphony Credit Opportunities Fund - Class I				724,065
4	Payden High Income Fund - Investor Class				25
2	PIMCO High Yield Fund - Institutional Class				15
732,335	Principal High Yield Fund - Institutional Class				5,199,580
2	Putnam High Yield Fund - Class Y				12
2	TIAA-CREF Bond Fund - Institutional Class				20
2	TIAA-CREF High Yield Fund - Institutional Class				17
2	Transamerica High Yield Bond Fund - Class I				22
13,590	Virtus Seix High Yield Fund - Class I				113,068
	TOTAL MUTUAL FUNDS (Cost - $184,342,613)				184,282,091

	TOTAL INVESTMENTS - 99.1% (Cost - $538,999,559)				$538,488,470
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.9%				4,829,111
	NET ASSETS - 100.0%				$543,317,581

OPEN FUTURES CONTRACTS

Number of			Notional Amount at		Unrealized
Contracts	Open Long Future Contracts	Expiration	October 31, 2019	Value	(Depreciation)
30	iBoxx iShares $ High Yield Corporate Bond Index	December 2019	$4,080,450	$(13,919)	$(13,919)

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares					Fair Value
	EXCHANGE TRADED FUND - 79.5%
	DEBT FUND - 79.5%
284,000	Vanguard Short-Term Bond ETF				$22,995,480
	TOTAL EXCHANGE TRADED FUND (Cost - $22,940,715)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
192	S&P 500 E-mini	December 2019	$2,640.00	$25,344,000	45,120
	TOTAL OPTIONS PURCHASED (Cost - $88,800)

	TOTAL INVESTMENTS - 79.6% (Cost - $23,029,515)				$23,040,600
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.4%				5,894,463
	NET ASSETS - 100.0%				$28,935,063

OPEN FUTURES CONTRACTS

Number of			Notional Amount at		Unrealized
Contracts	Open Long Future Contracts	Expiration	October 31, 2019	Value	Appreciation
299	MSCI EAFE Index E-mini	December 2019	$29,260,140	$487,188	$487,188

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares					Fair Value
	EXCHANGE TRADED FUND-79.3%
	DEBT FUND - 79.3%
250,000	Vanguard Short-Term Bond ETF				$20,242,500
	TOTAL EXCHANGE TRADED FUND (Cost - $20,194,312)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
113	S&P 500 E-mini	December 2019	$2,640.00	$14,916,000	26,555
56	S&P 500 E-mini	December 2019	2,680.00	7,504,000	16,520
	TOTAL OPTIONS PURCHASED (Cost - $76,737)				43,075

	TOTAL INVESTMENTS - 79.4% (Cost - $20,271,049)				$20,285,575
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.6%				5,250,654
	NET ASSETS - 100.0%				$25,536,229

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	October 31, 2019	Value	Unrealized Appreciation
49	Nasdaq 100 E-Mini	December 2019	$7,928,445	$159,986	$159,986
120	S&P 500 E-Mini	December 2019	18,214,800	231,919	231,919
					$391,905

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares					Fair Value
	EXCHANGE TRADED FUND - 79.9%
	DEBT FUND - 79.9%
378,000	Vanguard Short-Term Bond ETF				$30,606,660
	TOTAL EXCHANGE TRADED FUND (Cost - $30,533,747)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
330	Russell 2000 E-mini	December 2019	$1,330.00	$21,945,000	41,250
164	Russell 2000 E-mini	December 2019	1,350.00	11,070,000	25,830
	TOTAL OPTIONS PURCHASED (Cost - $124,440)				67,080

	TOTAL INVESTMENTS - 80.1% (Cost - $30,658,187)				$30,673,740
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.9%				7,602,307
	NET ASSETS - 100.0%				$38,276,047

OPEN FUTURES CONTRACTS

Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	October 31, 2019	Value	Unrealized Appreciation
247	Russell 2000 E-Mini	December 2019	$19,307,990	$245,792	$245,792
98	S&P Midcap 400 E-Mini	December 2019	19,159,000	130,501	130,501
	TOTAL FUTURES CONTRACTS				$376,293

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 83.5%
	DEBT FUNDS - 83.5%
116,132	iShares iBoxx $ High Yield Corporate Bond ETF	$10,081,419
102,105	SPDR Bloomberg Barclays High Yield Bond ETF	11,046,740
392,500	Vanguard Short-Term Bond ETF	31,780,725
	TOTAL EXCHANGE TRADED FUNDS (Cost - $52,867,129)	52,908,884

	MUTUAL FUNDS - 16.6%
	DEBT FUNDS - 16.6%
2	AB High Income Fund, Inc. - Advisor Class	14
4	Aberdeen Global High Income Fund - Class I	33
4	American Century High Income Fund - Class I	33
1,152	America Century High-Yield Fund - R5 Class	6,477
4	American High-Income Trust - Class F3	43
1,368,972	BlackRock High Yield Bond Portfolio - Institutional Class	10,500,017
2	BMO High Yield Bond Fund - Class I	18
5	BNY Mellon High Yield Fund - Class I	30
5	Delaware Fund For Income Fund - Class R6	11
2	Eaton Vance Income Fund of Boston - Institutional Class	9
3	Hartford High Yield Fund - Class Y	19
4	JPMorgan High Yield Fund - Class I	28
2	Loomis Sayles High Income Fund - Class Y	10
4	Lord Abbett High Yield Fund - Class I	30
2	MainStay MacKay High Yield Corporate Bond Fund - Class	12
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	15
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class	22
4	Payden High Income Fund - Investor Class	26
2	Putnam High Yield Advantage - Class Y	12
3	TIAA-CREF Bond Fund - Institutional Class	32
2	TIAA-CREF High Yield Fund - Institutional Class	23
2	Transamerica High Yield Bond - Class I	22
2	Vanguard Inflation-Protected Securities Fund - Admiral Class	54
	TOTAL MUTUAL FUNDS (Cost - $10,507,016)	10,506,990

	TOTAL INVESTMENTS - 100.1% (Cost - $63,374,145)	$63,415,874
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(55,452)
	NET ASSETS - 100.0%	$63,360,422

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares					Fair Value
	EXCHANGE TRADED FUND - 79.8%
	DEBT FUND - 79.8%
1,185,000	Vanguard Short-Term Bond ETF				$95,949,450
	TOTAL EXCHANGE TRADED FUND (Cost - $95,721,478)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
603	S&P 500 E-mini	December 2019	$2,640.00	$79,596,000	$141,705
186	S&P 500 E-mini	December 2019	2,680	24,924,000	54,870
	TOTAL OPTIONS PURCHASED (Cost - $360,325)				196,575
	TOTAL INVESTMENTS - 80.0% (Cost - $96,081,803)				$96,146,025
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.0%				24,082,025
	NET ASSETS - 100.0%				$120,228,050

OPEN FUTURES CONTRACTS

Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	October 31, 2019	Value	Unrealized Appreciation
367	MSCI EAFE Index E-mini	December 2019	$35,914,620	$596,835	$596,835
45	Nasdaq 100 E-Mini	December 2019	7,281,225	147,286	147,286
385	Russell 2000 E-Mini	December 2019	30,095,450	381,161	381,161
111	S&P 500 E-Mini	December 2019	16,848,690	213,753	213,753
153	S&P Mid 400 E-Mini	December 2019	29,911,500	200,641	200,641
	TOTAL FUTURES CONTRACTS				$1,539,676

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2019

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$14,474,869	$538,999,559	$23,029,515
Investments, at fair value	$14,479,160	$538,488,470	$23,040,600
Cash and cash equivalents	1,876,733	4,105,537	3,890,768
Cash deposit with broker - futures margin balance	683,465	115,551	1,536,691
Unrealized appreciation from open futures contracts	193,744	—	487,188
Dividends and interest receivable	10,199	992,437	7,182
Receivable for Fund shares sold	14,603	742,588	20,429
Prepaid expenses and other assets	139,005	31,897	111,471
Total Assets	17,396,909	544,476,480	29,094,329

LIABILITIES:
Accrued advisory fees	140,934	462,737	129,788
Unrealized depreciation from open futures contracts	—	13,919	—
Payable for Fund shares redeemed	12,871	557,944	1,748
Payable to related parties	4,491	78,113	10,683
Accrued expenses and other liabilities	14,743	46,186	17,047
Total Liabilities	173,039	1,158,899	159,266

Net Assets	$17,223,870	$543,317,581	$28,935,063

NET ASSETS CONSIST OF:
Paid in capital	$17,413,019	$556,031,086	$33,585,207
Accumulated losses	(189,149)	(12,713,505)	(4,650,144)
Net Assets	$17,223,870	$543,317,581	$28,935,063

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,651,360	50,534,384	3,294,455
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.43	$10.75	$8.78

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2019

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$20,271,049	$30,658,187	$63,374,145	$96,081,803
Investments, at fair value	$20,285,575	$30,673,740	$63,415,874	$96,146,025
Cash and cash equivalents	3,369,322	5,476,803	249,107	20,045,987
Cash deposit with broker - futures margin balance	1,505,690	1,750,841	—	4,959,369
Unrealized appreciation from futures contracts	391,905	376,293	—	1,539,676
Dividends and interest receivable	7,377	10,703	58,412	71,960
Receivable for Fund shares sold	12,247	33,938	61,758	145,545
Prepaid expenses and other assets	119,244	107,643	82,281	48,469
Total Assets	25,691,360	38,429,961	63,867,432	122,957,031

LIABILITIES:
Accrued advisory fees	127,393	124,426	107,741	131,744
Payable for securities purchased	-	-	335,557	2,423,850
Payable for Fund shares redeemed	3,406	4,221	30,552	123,015
Payable to related parties	6,704	7,603	14,312	28,981
Accrued expenses and other liabilities	17,628	17,664	18,848	21,391
Total Liabilities	155,131	153,914	507,010	2,728,981

Net Assets	$25,536,229	$38,276,047	$63,360,422	$120,228,050

NET ASSETS CONSIST OF:
Paid in capital	$28,271,909	$50,651,914	$65,830,490	$111,426,622
Accumulated earnings (losses)	(2,735,680)	(12,375,867)	(2,470,068)	8,801,428
Net Assets	$25,536,229	$38,276,047	$63,360,422	$120,228,050

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,157,701	4,019,985	6,339,112	10,099,193
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$11.83	$9.52	$10.00	$11.90

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2019

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
Investment Income:
Interest income	$33,698	$1,500,413	$38,673
Dividend income	234,473	11,179,466	358,999
Total Investment Income	268,171	12,679,879	397,672

Operating Expenses:
Investment advisory fees	90,781	2,705,551	153,039
Registration fees	15,123	18,148	16,131
Audit and tax fees	5,912	6,027	5,772
Third party administrative servicing fees	7,075	180,193	11,294
Administration fees	7,815	179,105	9,577
Printing expenses	4,941	26,215	4,538
Trustees’ fees	6,050	4,302	6,554
Legal fees	4,567	16,131	5,042
Compliance officer fees	3,025	13,509	3,428
Fund accounting fees	2,445	69,308	4,118
Transfer agent fees	1,513	25,206	2,521
Insurance expenses	252	5,467	504
Miscellaneous expenses	2,521	5,546	837
Total Operating Expenses	152,020	3,254,708	223,355

Less: Expenses waived by Adviser	(38,597)	—	(32,169)
Net Operating Expenses	113,423	3,254,708	191,186

Net Investment Income	154,748	9,425,171	206,486

Realized and Unrealized
Gain(Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain(loss) on:
Investments	552,438	5,660,358	1,099,559
Purchased options contracts	(6,713)	(832,935)	64,883
Futures contracts	(490,553)	(135,345)	(1,119,472)
Net change in unrealized appreciation (depreciation) on:
Investments	(211,344)	(13,631,847)	(242,781)
Purchased options contracts	(4,433)	—	(12,188)
Futures contracts	(449,807)	(11,879)	(753,004)
Net Realized and Unrealized Loss on Investments, Options and Futures Contracts	(610,412)	(8,951,648)	(963,003)

Net Increase(Decrease) in Net Assets Resulting From Operations	$(455,664)	$473,523	$(756,517)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2019

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$40,712	$51,052	$86,063	$172,289
Dividend income	325,092	485,694	1,104,440	1,561,462
Total Investment Income	365,804	536,746	1,190,503	1,733,751

Operating Expenses:
Investment advisory fees	143,237	206,517	310,633	599,488
Registration fees	16,131	16,131	11,090	16,131
Third party administrative servicing fees	14,437	15,973	22,403	45,562
Administration fees	10,560	12,975	19,184	40,403
Audit and tax fees	5,772	5,772	6,027	5,149
Trustees’ fees	6,554	6,554	6,554	6,554
Legal fees	4,790	5,042	4,538	3,681
Compliance officer fees	3,226	3,630	4,234	5,242
Fund accounting fees	3,605	5,664	7,980	14,930
Printing expenses	4,537	4,537	10,081	6,050
Insurance expenses	454	707	1,008	1,362
Transfer agent fees	1,513	3,529	4,033	19,587
Miscellaneous expenses	1,158	2,886	504	1,765
Total Operating Expenses	215,974	289,917	408,269	765,904

Less: Expenses waived by Adviser	(37,014)	(31,961)	(19,424)	(16,387)
Net Operating Expenses	178,960	257,956	388,845	749,517

Net Investment Income	186,844	278,790	801,658	984,234

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain(loss) on:
Investments	1,037,402	1,527,903	2,127,286	10,581,805
Purchased options contracts	(56,416)	(107,925)	—	(80,977)
Futures contracts	235,398	(2,330,025)	—	(4,866,721)
Net change in unrealized depreciation on :
Investments	(204,324)	(331,208)	(1,725,050)	(786,680)
Purchased options contracts	(6,587)	(7,679)	—	(50,747)
Futures contracts	(1,344,912)	(1,140,267)	—	(3,182,074)
Net Realized and Unrealized Gain on Investments, Options and Futures Contracts	(339,439)	(2,389,201)	402,236	1,614,606

Net Increase (Decrease) in Net Assets Resulting From Operations	$(152,595)	$(2,110,411)	$1,203,894	$2,598,840

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Growth Allocation
	Fund

	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
Operations:	(Unaudited)
Net investment income	$154,748	$258,960
Net realized gain(loss) on investments, purchased options and futures contracts	55,172	(96,302)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(665,584)	916,567
Net increase (decrease) in net assets resulting from operations	(455,664)	1,079,225

Dividends and Distributions to Shareholders:
Total distributions paid	—	(223,675)
Total Dividends and Distributions to Shareholders	—	(223,675)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	2,486,339	5,185,024
Reinvestment of dividends and distributions	—	208,888
Cost of shares redeemed	(3,601,326)	(8,519,092)
Net decrease in net assets from share transactions of beneficial interest	(1,114,987)	(3,125,180)

Total Decrease in Net Assets	(1,570,651)	(2,269,630)

Net Assets:
Beginning of period	18,794,521	21,064,151
End of period	$17,223,870	$18,794,521

Share Activity:
Shares Sold	235,998	515,013
Shares Reinvested	—	21,446
Shares Redeemed	(340,775)	(836,914)
Net decrease in shares of beneficial interest outstanding	(104,777)	(300,455)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Income		Toews Tactical Oceana
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019	October 31, 2019	April 30, 2019
Operations:	(Unaudited)		(Unaudited)
Net investment income	$9,425,171	$15,467,672	$206,486	$374,980
Net realized gain (loss) on investments, purchased options and futures contracts	4,692,078	(3,684,255)	44,970	(3,619,782)
Net change in unrealized depreciation on investments and futures contracts	(13,643,726)	15,879,862	(1,007,973)	1,768,954
Net increase (decrease) in net assets resulting from operations	473,523	27,663,279	(756,517)	(1,475,848)

Dividends and Distributions to Shareholders:
Total distributions paid	(10,548,707)	(15,106,969)	—	(333,769)
Total Dividends and Distributions to Shareholders	(10,548,707)	(15,106,969)	—	(333,769)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	124,263,242	147,871,282	3,076,640	7,429,418
Reinvestment of dividends and distributions	10,205,231	14,673,282	—	329,632
Cost of shares redeemed	(110,450,657)	(235,210,926)	(5,622,718)	(24,854,795)
Net increase (decrease) in net assets from share transactions of beneficial interest	24,017,816	(72,666,362)	(2,546,078)	(17,095,745)

Total Increase (Decrease) in Net Assets	13,942,632	(60,110,052)	(3,302,595)	(18,905,362)

Net Assets:
Beginning of period	529,374,949	589,485,001	32,237,658	51,143,020
End of period	$543,317,581	$529,374,949	$28,935,063	$32,237,658

Share Activity:
Shares Sold	11,440,717	13,878,405	346,760	852,035
Shares Reinvested	938,267	1,375,965	—	40,101
Shares Redeemed	(10,156,697)	(22,147,451)	(634,590)	(2,837,426)
Net increase (decrease) in shares of beneficial interest outstanding	2,222,287	(6,893,081)	(287,830)	(1,945,290)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Monument		Toews Tactical Opportunity
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019	October 31, 2019	April 30, 2019
Operations:	(Unaudited)		(Unaudited)
Net investment income	$186,844	$310,729	$278,790	$498,997
Net realized gain (loss) on investments, purchased options and futures contracts	1,216,384	2,028,314	(910,047)	991,566
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,555,823)	2,008,819	(1,479,154)	1,946,486
Net increase (decrease) in net assets resulting from operations	(152,595)	4,347,862	(2,110,411)	3,437,049

Distributions to Shareholders:
Total distributions paid	—	(71,389)	—	(98,022)
Total Dividends and Distributions to Shareholders	—	(71,389)	—	(98,022)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	5,292,868	4,956,002	4,307,894	9,771,337
Reinvestment of dividends and distributions	—	70,307	—	96,767
Cost of shares redeemed	(7,681,662)	(22,832,075)	(7,892,151)	(34,240,185)
Net decrease in net assets from share transactions of beneficial interest	(2,388,794)	(17,805,766)	(3,584,257)	(24,372,081)

Total Decrease in Net Assets	(2,541,389)	(13,529,293)	(5,694,668)	(21,033,054)

Net Assets:
Beginning of period	28,077,618	41,606,911	43,970,715	65,003,769
End of period	$25,536,229	$28,077,618	$38,276,047	$43,970,715

Share Activity:
Shares Sold	449,676	462,403	438,537	1,027,292
Shares Reinvested	—	6,702	(1)	10,645
Shares Redeemed	(639,363)	(2,131,104)	(804,339)	(3,592,425)
Net decrease in shares of beneficial interest outstanding	(189,687)	(1,661,999)	(365,803)	(2,554,488)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019	October 31, 2019	April 30, 2019
Operations:	(Unaudited)		(Unaudited)
Net investment income	$801,658	$1,417,319	$984,234	$1,076,063
Net realized gain (loss) on investments, purchased options and futures contracts	2,127,286	(873,631)	5,634,107	811,802
Net change in unrealized appreciation (depreciation) on investments options and futures contracts	(1,725,050)	2,000,814	(4,019,501)	5,666,190
Net increase in net assets resulting from operations	1,203,894	2,544,502	2,598,840	7,554,055

Dividends and Distributions to Shareholders:
Total distributions paid	(854,518)	(1,404,753)	—	(1,326,879)
Total Dividends and Distributions to Shareholders	(854,518)	(1,404,753)	—	(1,326,879)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	10,840,573	16,349,324	19,680,761	34,050,362
Reinvestment of dividends and distributions	816,367	1,325,294	—	1,306,879
Cost of shares redeemed	(9,995,371)	(57,869,970)	(17,887,296)	(48,164,590)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,661,569	(40,195,352)	1,793,465	(12,807,349)

Total Increase (Decrease) in Net Assets	2,010,945	(39,055,603)	4,392,305	(6,580,173)

Net Assets:
Beginning of period	61,349,477	100,405,080	115,835,745	122,415,918
End of period	$63,360,422	$61,349,477	$120,228,050	$115,835,745

Share Activity:
Shares Sold	1,079,184	1,686,596	1,677,336	3,077,579
Shares Reinvested	81,325	137,342	—	134,176
Shares Redeemed	(997,372)	(5,998,732)	(1,534,653)	(4,394,118)
Net increase (decrease) in shares of beneficial interest outstanding	163,137	(4,174,794)	142,683	(1,182,363)

See accompanying notes to financial statements.

Toews Tactical Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$10.70		$10.24	$9.94	$9.62	$10.58	$10.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.09		0.13	0.10	0.01	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.36)		0.45	0.23	0.31	(0.74)	0.19
Total from investment operations	(0.27)		0.58	0.33	0.32	(0.81)	0.16
LESS DISTRIBUTIONS:
From net investment income	—		(0.12)	(0.03)	—	—	—
From net realized gains on investments	—		—	—	—	(0.15)	(0.13)
Total distributions	—		(0.12)	(0.03)	—	(0.15)	(0.13)
Net asset value, end of year/period	$10.43		$10.70	$10.24	$9.94	$9.62	$10.58
Total return (b)	(2.52	)% (f)	5.75%	3.33%	3.33%	(7.70)%	1.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$17,224		$18,795	$21,064	$21,685	$22,473	$28,588
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.68	% (e)	1.65%	1.59%	1.57%	1.55%	1.41%
Net investment income (loss), net of reimbursement (c,d)	1.71	% (e)	1.32%	0.93%	0.06%	(0.73)%	(0.25)%
Portfolio turnover rate	350	% (f)	568%	749%	163%	234%	409%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended		ended	ended	ended	ended
	October 31, 2019		April 30, 2019		April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$10.96		$10.68		$11.33	$11.01	$10.76	$10.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.19		0.30		0.34	0.41	0.10	0.28
Net realized and unrealized gain (loss) on investments	(0.19)		0.28		(0.29)	0.44	0.24	(0.17)
Total from investment operations	0.00		0.58		0.05	0.85	0.34	0.11
LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.30)		(0.33)	(0.49)	(0.09)	(0.25)
From net realized gains on investments	—		(0.00	) (e)	(0.37)	(0.04)	—	(0.02)
Total distributions	(0.21)		(0.30)		(0.70)	(0.53)	(0.09)	(0.27)
Net asset value, end of year/period	$10.75		$10.96		$10.68	$11.33	$11.01	$10.76
Total return (b)	0.03	% (g)	5.54%		0.38%	7.28%	3.23%	1.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$543,318		$529,375		$589,485	$540,726	$333,558	$228,108
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.20	% (f)	1.20%		1.19%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.20	% (f)	1.20%		1.19%	1.20%	1.28%	1.29%
Net investment income, net of reimbursement/recapture (c,d)	3.48	% (f)	2.86%		3.06%	3.64%	0.93%	2.55%
Portfolio turnover rate	581	% (g)	623%		541%	355%	739%	797%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$9.00		$9.25	$8.64	$8.59	$8.92	$8.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.06		0.09	0.04	(0.07)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.28)		(0.25)	0.57	0.12	(0.23)	0.03
Total from investment operations	(0.22)		(0.16)	0.61	0.05	(0.33)	(0.07)
LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	—	—	—	—
Total distributions	—		(0.09)	—	—	—	—
Net asset value, end of year/period	$8.78		$9.00	$9.25	$8.64	$8.59	$8.92
Total return (b)	(2.44	)% (f)	(1.68)%	7.06%	0.58%	(3.70)%	(0.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$28,935		$32,238	$51,143	$47,027	$73,074	$88,687
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.46	% (e)	1.41%	1.35%	1.38%	1.42%	1.42%
Net investment Income (loss), net of reimbursement (c,d)	1.35	% (e)	1.00%	0.38%	(0.88)%	(1.16)%	(1.09)%
Portfolio turnover rate	275	% (f)	570%	761%	11%	27%	15%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$11.96		$10.38	$9.96	$9.33	$11.26	$11.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.08		0.11	0.04	(0.08)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.21)		1.50	0.38	0.71	(1.54)	0.92
Total from investment operations	(0.13)		1.61	0.42	0.63	(1.66)	0.79
LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	—	—	—	—
From net realized gains on investments	—		—	—	—	(0.27)	(0.95)
Total distributions	—		(0.03)	—	—	(0.27)	(0.95)
Net asset value, end of year/period	$11.83		$11.96	$10.38	$9.96	$9.33	$11.26
Total return (b)	(1.09	)% (f)	15.53%	4.22%	6.75%	(14.84)%	6.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$25,536		$28,078	$41,607	$40,832	$58,185	$84,708
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.51	% (e)	1.47%	1.39%	1.32%	1.48%	1.41%
Net investment income (loss), net of reimbursement (c,d)	1.31	% (e)	0.98%	0.40%	(0.88)%	(1.16)%	(1.09)%
Portfolio turnover rate	281	% (f)	548%	752%	0%	27%	18%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$10.03		$9.37	$9.29	$9.25	$10.79	$11.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.07		0.09	0.04	(0.08)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.58)		0.59	0.04	0.12	(1.35)	0.13
Total from investment operations	(0.51)		0.68	0.08	0.04	(1.47)	0.01
LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	—	—	—	—
From net realized gains on investments	—		—	—	—	(0.07)	(0.34)
Total distributions	—		(0.02)	—	—	(0.07)	(0.34)
Net asset value, end of year/period	$9.52		$10.03	$9.37	$9.29	$9.25	$10.79
Total return (b)	(5.08	)% (f)	7.29%	0.86%	0.43%	(13.62)%	0.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$38,276		$43,971	$65,004	$61,905	$88,577	$115,507
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.40	% (e)	1.39%	1.32%	1.28%	1.40%	1.35%
Net investment income (loss), net of reimbursement (c,d)	1.35	% (e)	0.99%	0.38%	(0.88)%	(1.17)%	(1.10)%
Portfolio turnover rate	274	% (f)	565%	756%	13%	18%	18%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$9.93		$9.70	$10.45	$10.10	$10.04	$10.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.13		0.19	0.21	0.23	0.11	0.19
Net realized and unrealized gain (loss) on investments	0.08		0.24	(0.51)	0.39	0.06	(0.06)
Total from investment operations	0.21		0.43	(0.30)	0.62	0.17	0.13
LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.20)	(0.21)	(0.26)	(0.11)	(0.18)
From net realized gains on investments	—		—	(0.24)	(0.01)	—	(0.06)
Total distributions	(0.14)		(0.20)	(0.45)	(0.27)	(0.11)	(0.24)
Net asset value, end of year/period	$10.00		$9.93	$9.70	$10.45	$10.10	$10.04
Total return (b)	2.11	% (f)	4.48%	(3.03)%	5.90%	1.72%	1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$63,360		$61,349	$100,405	$109,076	$92,398	$86,839
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.31	% (e)	1.30%	1.30%	1.27%	1.37%	1.37%
Net investment income, net of reimbursement (c,d)	2.58	% (e)	2.02%	2.05%	2.25%	1.13%	1.84%
Portfolio turnover rate	458	% (f)	666%	650%	496%	496%	632%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period

	For the		For the Year	For the Year	For the Year	For the Period
	Six Months Ended		ended	ended	ended	ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016*
	(Unaudited)
Net asset value, beginning of year/period	$11.63		$10.99	$11.66	$11.00	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.10		0.10	0.06	(0.07)	(0.01)
Net realized and unrealized gain on investments	0.17		0.67	0.81	1.09	1.01
Total from investment operations	0.27		0.77	0.87	1.02	1.00
LESS DISTRIBUTIONS:
From net investment income	—		(0.04)	(0.02)	—	—
From net realized gains on investments	—		(0.09)	(1.52)	(0.36)	—
Total distributions	—		(0.13)	(1.54)	(0.36)	—
Net asset value, end of year/period	$11.90		$11.63	$10.99	$11.66	$11.00
Total return (b)	2.32	% (f)	7.32%	7.17%	9.49%	10.00	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$120,228		$115,836	$122,416	$98,716	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.28	% (e)	1.26%	1.28%	1.27%	1.83	% (e)
Net investment Income (loss), net of reimbursement (c,d)	1.64	% (e)	0.93%	0.49%	(0.61)%	(0.28	)% (e)
Portfolio turnover rate	773	% (f)	854%	933%	1741%	385	% (f)

*	The Fund commenced operations on January 7, 2016.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2019

NOTE 1. ORGANIZATION

The Toews Tactical Growth Allocation Fund (the “Growth Allocation Fund”), Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Tactical Oceana Fund (the “Oceana Fund”), Toews Tactical Monument Fund (the “Monument Fund”), Toews Tactical Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Tactical Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tactical Defensive Alpha Fund is a non-diversified fund. The Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Growth Allocation Fund	Long Term Growth of Capital
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
Monument Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Tactical Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$13,331,221	$—	$—	$13,331,221
Mutual Funds*	1,125,474	—	—	1,125,474
Purchased Options Contracts	—	22,465	—	22,465
Futures Contracts**	193,744	—	—	193,744
Total	$14,650,439	$22,465	$—	$14,672,904

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$354,206,379	$—	$—	$354,206,379
Mutual Funds*	184,282,091	—	—	184,282,091
Total	$538,488,470	$—	$—	$538,488,470
Liability
Futures Contracts**	$(13,919)	$—	$—	$(13,919)
Total	$(13,919)	$—	$—	$(13,919)

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$22,995,480	$—	$—	$22,995,480
Purchased Options Contracts	—	45,120	—	45,120
Futures Contracts**	487,188	—	—	487,188
Total	$23,482,668	$45,120	$—	$23,527,788

Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$20,242,500	$—	$—	$20,242,500
Purchased Options Contracts	—	43,075	—	43,075
Futures Contracts**	391,905	—	—	391,905
Total	$20,634,405	$43,075	$—	$20,677,480

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$30,606,660	$—	$—	$30,606,660
Purchased Options Contracts	—	67,080	—	67,080
Futures Contracts**	376,293	—	—	376,293
Total	$30,982,953	$67,080	$—	$31,050,033

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$52,908,884	$—	$—	$52,908,884
Mutual Funds*	10,506,990	—	—	10,506,990
Total	$63,415,874	$—	$—	$63,415,874

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$95,949,450	$—	$—	$95,949,450
Purchased Options Contracts	—	196,575	—	196,575
Futures Contracts**	1,539,675	—	—	1,539,675
Total	$97,489,125	$196,575	$—	$97,685,700

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized appreciation (depreciation) at October 31, 2019

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Mortgage Notes – The Funds may invest in various tranches of private, short-term mortgage notes. During the year ended April 30, 2019, the Fund invested in mortgage note investments which represented first lien interest on properties in New York City, New York, and entitled the Funds to receive returns that were typically greater than traditional fixed income investments. As of October 31, 2019, the Funds no longer held mortgage notes. The Funds may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short-term mortgage notes, the valuation committee will meet periodically and review each investment in order to determine their value. The valuation committee will review property appraisals, loan-to-value ratios, projected cash flows, payment history, and other mortgage data specific to the region each of the properties are located in to determine the fair market value of the investments. Mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, mortgage notes have been determined to be Level 3 investments. Mortgage note investments are subject to credit and interest rate risk of the issuer. Other risks include the underlying collateral associated with the mortgage notes.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity.

For the six months ended October 31, 2019, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures and purchased options contracts subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation) from	(Depreciation) on	Gain (Loss) on
Fund	Futures Contracts*	Futures Contracts	Futures Contracts
Growth Allocation Fund	$193,744	$(449,807)	$(490,553)
Tactical Income Fund	(13,919)	(11,879)	(135,345)
Oceana Fund	487,188	(753,004)	(1,119,472)
Monument Fund	391,905	(1,344,912)	235,398
Opportunity Fund	376,293	(1,140,267)	(2,330,025)
Tactical Defensive Alpha Fund	1,539,676	(3,182,074)	(4,866,721)

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Investments at Value	Contracts	Contracts
Growth Allocation Fund	$22,465	$(4,433)	$(6,713)
Tactical Income Fund	—	—	(832,935)
Oceana Fund	45,120	(12,188)	64,883
Monument Fund	43,075	(6,587)	(56,416)
Opportunity Fund	67,080	(7,679)	(107,925)
Tactical Defensive Alpha Fund	196,575	(50,747)	(80,977)

Such figures can be found on the Statements of Operations.

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2019.

Growth Allocation Fund
Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$193,744	$—	$193,744	$—	$683,465	$877,209
Total	$193,744	$—	$193,744	$—	$683,465	$877,209

Tactical Income Fund
Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$(13,919)	$—	$(13,919)	$—	$115,551	$101,632
Total	$(13,919)	$—	$(13,919)	$—	$115,551	$101,632

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

Oceana Fund
Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$487,188	$—	$487,188	$—	$1,536,691	$2,023,879
Total	$487,188	$—	$487,188	$—	$1,536,691	$2,023,879

Monument Fund
Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$391,905	$—	$391,905	$—	$1,505,690	$1,897,595
Total	$391,905	$—	$391,905	$—	$1,505,690	$1,897,595

Opportunity Fund
Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$376,293	$—	$376,293	$—	$1,750,841	$2,127,134
Total	$376,293	$—	$376,293	$—	$1,750,841	$2,127,134

Tactical Defensive Alpha Fund
Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$1,539,676	$—	$1,539,676	$—	$4,959,369	$6,499,045
Total	$1,539,676	$—	$1,539,676	$—	$4,959,369	$6,499,045

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2016 to April 30, 2018, or expected to be taken in the Funds’ April 30, 2019 year-end tax returns. The Funds identify their major tax jurisdictions as United States federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each of the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2020, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the six months ended October 31, 2019, the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Waived
Growth Allocation Fund	$90,781	$38,597
Tactical Income Fund	2,705,551	—
Oceana Fund	153,039	32,169
Monument Fund	143,237	37,014
Opportunity Fund	206,517	31,961
Unconstrained Income Fund	310,633	19,424
Tactical Defensive Alpha Fund	599,488	16,387

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2020	April 30, 2021	April 30, 2022	Total
Growth Allocation Fund	$66,323	$73,420	$79,429	$219,172
Oceana Fund	72,455	48,256	60,510	181,221
Monument Fund	36,590	59,749	69,063	165,402
Opportunity Fund	25,538	44,849	68,407	138,794
Unconstrained Income Fund	21,954	56,644	38,366	116,964
Tactical Defensive Alpha Fund	15,558	28,594	13,157	57,309

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the six months ended October 31, 2019, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2019, amounted to the following:

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

Fund	Purchases	Sales
Growth Allocation Fund	$50,911,045	$52,673,825
Tactical Income Fund	3,749,164,064	2,668,635,631
Oceana Fund	70,230,400	74,790,547
Monument Fund	64,576,070	68,083,104
Opportunity Fund	94,258,268	100,904,553
Unconstrained Income Fund	264,464,143	262,830,305
Tactical Defensive Alpha Fund	786,440,823	792,837,272

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Growth Allocation Fund	Vanguard Short-Term Bond ETF	63.9%
Tactical Income Fund	BlackRock High Yield Bond Portfolio	32.6%
	iShares iBoxx $ High Yield Corporate Bond ETF	30.9%
	SPDR Bloomberg Barclays High Yield Bond ETF	31.7%
Oceana Fund	Vanguard Short-Term Bond ETF	79.5%
Monument Fund	Vanguard Short-Term Bond ETF	79.3%
Opportunity Fund	Vanguard Short-Term Bond ETF	79.9%
Unconstrained Income Fund	Vanguard Short-Term Bond ETF	50.2%

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation
Growth Allocation Fund	$15,103,882	$26,206	$(650,928)	$(624,722)
Tactical Income Fund	538,997,519	2,041	(511,090)	(509,049)
Oceana Fund	24,238,214	54,765	(1,252,379)	(1,197,614)
Monument Fund	21,980,791	48,188	(1,743,404)	(1,695,216)
Opportunity Fund	32,125,068	72,912	(1,524,240)	(1,451,328)
Unconstrained Income Fund	63,374,156	67,624	(25,906)	41,718
Tactical Defensive Alpha Fund	100,690,551	227,972	(4,772,498)	(4,544,526)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the periods ended April 30, 2019 and April 30, 2018 was as follows:

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

For the period ended April 30, 2019:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Growth Allocation Fund	$223,675	$—	$—	$223,675
Tactical Income Fund	15,106,967	2	—	15,106,969
Oceana Fund	333,769	—	—	333,769
Monument Fund	71,389	—	—	71,389
Opportunity Fund	98,022	—	—	98,022
Unconstrained Income Fund	1,404,753	—	—	1,404,753
Tactical Defensive Alpha Fund	1,326,879	—	—	1,326,879

For the period ended April 30, 2018:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Growth Allocation Fund	$66,183	$—	$—	$66,183
Tactical Income Fund	37,239,789	—	—	37,239,789
Oceana Fund	—	—	—	—
Monument Fund	—	—	—	—
Opportunity Fund	—	—	—	—
Unconstrained Income Fund	3,874,764	780,494	110,275	4,765,533
Tactical Defensive Alpha Fund	7,728,701	6,745,067	—	14,473,768

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Growth Allocation Fund	$169,972	$—	$—	$(138,063)	$—	$234,606	$266,515
Tactical Income Fund	1,150,160	—	—	(16,909,239)	—	13,120,758	(2,638,321)
Oceana Fund	116,797	—	—	(4,307,971)	—	297,547	(3,893,627)
Monument Fund	310,693	—	—	(3,146,290)	—	252,512	(2,583,085)
Opportunity Fund	498,634	—	—	(11,168,210)	—	404,120	(10,265,456)
Unconstrained Income Fund	51,046	—	—	(4,637,258)	—	1,766,768	(2,819,444)
Tactical Defensive Alpha Fund	3,776,346	1,411,591	—	—	—	1,014,651	6,202,588

The difference between book basis and tax basis unrealized appreciation (depreciation) and total accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

At April 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

		Non-Expiring	Non-Expiring
Portfolio	Expiring	Short-Term	Long-Term	Total	CLCF Utilized
Growth Allocation Fund	$—	$138,063	$—	$138,063	$—
Tactical Income Fund	—	16,879,111	30,128	16,909,239	—
Oceana Fund	—	2,528,209	1,779,762	4,307,971	—
Monument Fund	—	1,926,573	1,219,717	3,146,290	2,470,102
Opportunity Fund	—	5,509,901	5,658,309	11,168,210	—
Unconstrained Income Fund	—	4,637,258	—	4,637,258	—
Tactical Defensive Alpha Fund	—	—	—	—	—

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2019, TD Ameritrade, Inc. account holding shares for the benefit of others, held approximately 42.22%, 59.46%, 87.34%, 84.54%, 88.38%, 75.58% and 69.67% respectively of the voting securities of the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. The funds early adopted ASU 2018-13 and the related changes have been incorporated into these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2019 and held October 31, 2019.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	5/01/19	10/31/19	Period*	5/01/19	10/31/19	Period*	Ratio

Tactical Growth Allocation Fund	$1,000.00	$974.80	$6.20	$1,000.00	$1,018.85	$6.34	1.25%
Tactical Income Fund	$1,000.00	$1,000.30	$6.03	$1,000.00	$1,019.10	$6.09	1.20%
Tactical Oceana Fund	$1,000.00	$975.60	$6.21	$1,000.00	$1,018.85	$6.34	1.25%
Tactical Monument Fund	$1,000.00	$989.10	$6.25	$1,000.00	$1,018.85	$6.34	1.25%
Tactical Opportunity Fund	$1,000.00	$949.20	$6.12	$1,000.00	$1,018.85	$6.34	1.25%
Toews Unconstrained Income Fund	$1,000.00	$1,021.10	$6.35	$1,000.00	$1,018.85	$6.34	1.25%
Tactical Defensive Alpha Fund	$1,000.00	$1,023.20	$6.36	$1,000.00	$1,018.85	$6.34	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period ended October 31, 2019).

Toews Tactical Income Fund (“Toews Income”), Toews Tactical Monument Fund (“Toews Monument”), Toews Tactical Opportunity Fund (“Toews Opportunity”), Toews Tactical Oceana Fund (“Toews Oceana”), Toews Tactical Growth Allocation Fund (“Toews Growth”), Toews Unconstrained Income Fund (“Toews Unconstrained) & Toews Tactical Defensive Alpha Fund (“Toews Defensive”) (Adviser – Toews Corporation)*

In connection with the regular meeting held on May 21-22, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to the Toews Income, Toews Monument, Toews Opportunity, Toews Oceana, Toews Growth, Toews Unconstrained and Toews Defensive (each a “Fund” and collectively referred to as the “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Trustees noted that Toews was founded in 1995 and managed approximately $1.5 billion in assets. The Trustees further noted that Toews specialized in designing and managing portfolios based on behavioral and tactical research. The Trustees reviewed the background information on the adviser’s key personnel, taking into consideration their education and financial industry experience. The Trustees considered that Toews investment process relied on technical analysis of target allocations to identify the proper weighting of a portfolio. The Trustees commented that Toews implemented a risk mitigation process to monitor concentration limits, diversification, liquidity, and margin-to-equity ratios. They noted that Toews had a multi-factor process for broker-dealer selection, which incorporated their best execution criteria. The Trustees acknowledged that Toews had no litigation or material compliance issues since the Trustees last reviewed its advisory agreement with respect to the Funds. After further discussion, the Trustees agreed that Toews had the resources necessary to continue to provide quality service to the Funds for the benefit of shareholders.

Performance.

Toews Income. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund underperformed its benchmark and Morningstar category median over the one, three, five year and since inception periods. They discussed however, that the Fund outperformed its peer group median over all time periods. The Trustees further noted that the Fund’s risk metrics improved from 2nd quartile to the top quartile over three year and five periods. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Monument. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund over a one and three year periods outperformed its Morningstar category and peer group medians. The Trustees further noted that the Fund underperformed its Morningstar category over the three and five year periods. The Trustees considered the adviser’s explanation that the Fund’s underperformance was the result of the Fund’s investment strategy, which was designed to avoid material drawdowns in negative markets. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Opportunity. The Trustees discussed the Fund’s investment objective and strategy. The Trustees noted that the Fund underperformed its Morningstar category median over the three year, five year, and since inception periods and also underperformed its peer group average over the five year and since inception periods. They discussed that recent performance of the Fund had improved with the Fund outperforming its peer group median over the one year and three year periods and its Morningstar category over the one year period. The Trustees commented that the Fund’s risk metrics improved over the Fund’s one and three year periods and showed material improvement over the five year period. The Trustees reasoned that Toews continued to provide shareholders with solid long-term performance and should be retained.

Toews Oceana. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund underperformed its Morningstar categories average and median over the one year, three year, five year, and since inception periods. The Trustees commented that the Fund’s risk metrics continued to show improvement over the three and five year periods. The Trustees noted that the Fund’s strategy was designed to avoid material market drawdowns and would underperform during sustained periods of economic growth. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Growth. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund underperformed its Morningstar category and peer group medians over the three year, five year, and since inception periods. They discussed that the Fund’s recent comparative performance had improved, noting that the Fund outperformed its peer group median over the one year period. The Trustees reviewed the Fund’s risk metrics and noted Fund’s standard deviation ranked among the top quartile for one and three year periods. The Trustees considered that the Fund’s risk metrics continued to show improvement when compared to five year period. After further discussion, it was the Trustees’ consensus that the Fund’s performance was satisfactory.

Toews Unconstrained. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees discussed the Fund’s performance compared to its Morningstar category and peer group. The Trustees commented that the Fund underperformed its Morningstar category over three, five, and since inception periods. They discussed that the Fund’s recent comparative performance had improved, noting the Fund outperformed its peer group median and was in line with its Morningstar category median over the one year period. The Trustees acknowledged that the Fund’s risk metrics including standard deviation were in the top decile when compared to its

Morningstar peers. After further discussion, it was the Trustees’ consensus that the Fund’s performance was satisfactory.

Toews Defensive. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund outperformed its Morningstar category and peer group medians over one, three, and since inception periods. The Trustees stated that the Fund had shown solid performance and risk-limiting characteristics in-line with its stated objectives. The Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses.

Toews Income. The Trustees noted the Fund’s advisory fee of 1.00% was higher than the Fund’s Morningstar category median but equal to its peer group median. They considered that the advisory fee was well within the range of both comparable groups. The Trustees discussed the Fund’s net expense ratio. They noted that it was higher than the Morningstar category median but lower than the peer group median. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Monument. The Trustees noted the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group medians. The Trustees discussed the Fund’s net expense ratio. They noted that it was lower than both its Morningstar category and peer group medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Opportunity. The Trustees noted that the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group medians. The Trustees discussed the Fund’s net expense ratio. They noted that it was lower than both its Morningstar category and peer group medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Oceana. The Trustees noted that the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group medians. The Trustees reviewed the Fund’s net expense ratio of 1.25% and they commented that the expense ratio was lower than its Morningstar category and peer group medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Growth. The Trustees noted that the Fund’s advisory fee of 1.00% was higher than the Morningstar category median but only slightly higher than its peer group median. They considered that the Fund’s advisory fee was well within the range of both comparable metrics. The Trustees discussed the Fund’s net expense ratio. They noted that the Fund’s net expense ratio of 1.25% was higher than its Morningstar category median but lower than its peer group median. They considered the range of fees charged by Toews for separate accounts with a similar strategy. After further discussion, the Trustees concluded the Fund’s advisory fee was not unreasonable.

Toews Unconstrained. The Trustees noted that the Fund’s advisory fee of 1.00% was higher than its Morningstar category and peer group medians. They discussed that the advisory fee was well within the range of both comparable metrics. The Trustees considered the Fund’s net expense ratio of 1.25% and commented that although it was higher than the Fund’s Morningstar category and peer group medians, it was still within the range of both comparable metrics. After further discussion, the Trustees concluded the Fund’s advisory fee was not unreasonable.

Toews Defensive. The Trustees noted that the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group medians. The Trustees considered the Fund’s net expense ratio of 1.25% and they commented that it was lower than both its Morningstar category and peer group medians. After further discussion, the Trustees concluded the Fund’s advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether economies of scale had been realized in connection with Toews’ advisory services. They noted that based on each Fund’s current asset sizes and profit levels, the absence of breakpoints was acceptable at this time. The Trustees agreed to revisit the matter of economies of scale at the next renewal of the advisory agreement and as each Fund’s size increases.

Profitability.

The Trustees reviewed the profitability analysis provided by Toews and Toews’ analysis of risks assumed in managing the Funds. With regard to Toews Growth, the Trustees noted that the adviser reported a net loss. With regard to each of the other Toews Funds, the Trustees agreed that although each Toews Fund’s profits in dollars were not insignificant, the profit margins with respect to each, when expressed as a percentage of revenue, were not excessive.

Conclusion. Having requested and received such information from Toews as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the Funds and the shareholders of the Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/8/20

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/8/20